Shareholder Report, Holdings (Details) - Unlimited HFND Multi-Strategy Return Tracker ETF	Feb. 28, 2025
iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Vanguard Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Vanguard Emerging Markets Government Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
iShares Agency Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
iShares CMBS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Vanguard US Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
iShares J.P. Morgan EM High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%